Risk/Return Detail Data - FidelityFreedomIndexFunds-InvestorComboPRO - USD ($)			12 Months Ended											60 Months Ended		72 Months Ended		120 Months Ended
		Sep. 09, 2025	Sep. 09, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 09, 2025		Sep. 09, 2025		Sep. 09, 2025
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index Income Fund | Fidelity Freedom Index Income Fund - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.96%											2.42%				3.15%
Annual Return [Percent]				4.96%	8.28%	(11.10%)	2.79%	8.54%	10.59%	(0.77%)	6.66%	3.75%	(0.33%)
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index Retirement Fund/Investor
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index Retirement Fund seeks high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate		18.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to a stable asset allocation strategy. A revised asset allocation strategy (approximately 17% in U.S. equity funds, 11% in international equity funds, 2% in commodity funds, 37% in U.S. investment grade bond funds, 5% in international bond funds, 2% in long-term treasury bond funds, 21% in short-term inflation-protected bond funds, and 6% in short-term funds; allocations do not add to 100% due to rounding) is expected to take effect by the end of the first quarter of 2027. During the fourth quarter of 2025, Fidelity Management & Research Company LLC (FMR) (the Adviser) will begin transitioning the asset allocation percentages to achieve the desired allocations. The Adviser may modify the fund's asset allocations from time to time when in the interests of shareholders.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.91%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.34%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(5.86%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index Income Fund | After Taxes on Distributions | Fidelity Freedom Index Income Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.70%											1.41%				2.14%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index Income Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index Income Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.99%											1.47%				2.08%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index Income Fund | F1898
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index Income Composite Index℠
Average Annual Return, Percent			5.00%											2.56%				3.30%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index Income Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)				1.35%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2010 Fund | Fidelity Freedom Index 2010 Fund - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.70%											3.22%				4.28%
Annual Return [Percent]				5.70%	9.83%	(12.96%)	5.04%	10.40%	14.36%	(2.37%)	10.67%	5.66%	(0.60%)
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2010 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2010 Fund/Investor
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2010 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate		17.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2010. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.79%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		8.05%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(7.65%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2010 Fund | After Taxes on Distributions | Fidelity Freedom Index 2010 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.01%											2.01%				2.92%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2010 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2010 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.76%											2.11%				2.98%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2010 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)				1.35%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2010 Fund | F1901
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2010 Composite Index℠
Average Annual Return, Percent			5.84%											3.36%				4.42%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2015 Fund | Fidelity Freedom Index 2015 Fund - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.73%											3.88%				4.96%
Annual Return [Percent]				6.73%	11.26%	(14.42%)	6.73%	11.55%	16.48%	(3.23%)	12.60%	6.39%	(0.70%)
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2015 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2015 Fund/Investor
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2015 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2015. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.54%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		9.68%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(9.05%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2015 Fund | After Taxes on Distributions | Fidelity Freedom Index 2015 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.04%											2.79%				3.68%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2015 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2015 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.45%											2.66%				3.56%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2015 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)				1.35%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2015 Fund | F1902
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2015 Composite Index℠
Average Annual Return, Percent			6.81%											4.01%				5.09%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2020 Fund | Fidelity Freedom Index 2020 Fund - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.68%											4.51%				5.51%
Annual Return [Percent]				7.68%	12.73%	(15.96%)	8.41%	12.70%	18.16%	(3.85%)	13.90%	6.91%	(0.82%)
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2020 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2020 Fund/Investor
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2020 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate		13.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2020. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who retired in or within a few years of 2020 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.33%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		11.16%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(10.50%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2020 Fund | After Taxes on Distributions | Fidelity Freedom Index 2020 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.87%											3.43%				4.29%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2020 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2020 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.19%											3.18%				4.04%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2020 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)				1.35%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2020 Fund | F1903
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2020 Composite Index℠
Average Annual Return, Percent			7.78%											4.64%				5.65%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2025 Fund | Fidelity Freedom Index 2025 Fund - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.50%											5.10%				6.03%
Annual Return [Percent]				8.50%	13.89%	(16.56%)	9.51%	13.55%	19.69%	(4.51%)	15.15%	7.46%	(0.95%)
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2025 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2025 Fund/Investor
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2025 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2025. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.18%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		12.36%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(11.59%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2025 Fund | After Taxes on Distributions | Fidelity Freedom Index 2025 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			7.37%											4.22%				4.99%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2025 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2025 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.34%											3.69%				4.49%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2025 Fund | F1904
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2025 Composite Index℠
Average Annual Return, Percent			8.64%											5.23%				6.17%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2025 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.10%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2030 Fund | Fidelity Freedom Index 2030 Fund - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.51%											5.84%				6.85%
Annual Return [Percent]				9.51%	15.10%	(16.82%)	10.83%	14.32%	22.14%	(5.54%)	18.05%	8.64%	(1.37%)
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2030 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2030 Fund/Investor
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2030 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2030. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.89%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		14.11%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(13.86%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2030 Fund | After Taxes on Distributions | Fidelity Freedom Index 2030 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			8.58%											5.05%				5.80%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2030 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2030 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.86%											4.31%				5.19%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2030 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.10%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2030 Fund | F1905
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2030 Composite Index℠
Average Annual Return, Percent			9.69%											6.00%				6.99%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2035 Fund | Fidelity Freedom Index 2035 Fund - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.23%											7.14%				7.87%
Annual Return [Percent]				11.23%	17.26%	(17.60%)	13.72%	15.52%	24.95%	(6.77%)	20.34%	9.40%	(1.51%)
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2035 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2035 Fund/Investor
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2035 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2035. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.47%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		16.69%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(17.39%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2035 Fund | After Taxes on Distributions | Fidelity Freedom Index 2035 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			10.38%											6.46%				6.91%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2035 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2035 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.91%											5.41%				6.09%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2035 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.10%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2035 Fund | F1906
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2035 Composite Index℠
Average Annual Return, Percent			11.42%											7.30%				8.01%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2040 Fund | Fidelity Freedom Index 2040 Fund - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.33%											8.35%				8.54%
Annual Return [Percent]				13.33%	19.37%	(18.19%)	15.88%	16.45%	26.06%	(7.20%)	20.57%	9.38%	(1.50%)
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2040 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2040 Fund/Investor
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2040 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate		13.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2040. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.04%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.07%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.16%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2040 Fund | After Taxes on Distributions | Fidelity Freedom Index 2040 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.63%											7.74%				7.57%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2040 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2040 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.18%											6.43%				6.67%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2040 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.10%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2040 Fund | F1907
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2040 Composite Index℠
Average Annual Return, Percent			13.58%											8.52%				8.69%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2045 Fund | Fidelity Freedom Index 2045 Fund - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.16%											8.60%				8.66%
Annual Return [Percent]				14.16%	19.90%	(18.24%)	15.95%	16.42%	26.05%	(7.21%)	20.58%	9.41%	(1.55%)
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2045 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2045 Fund/Investor
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2045 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate		13.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2045. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.19%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.06%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.17%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2045 Fund | After Taxes on Distributions | Fidelity Freedom Index 2045 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.54%											8.02%				7.77%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2045 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2045 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.68%											6.65%				6.79%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2045 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.10%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2045 Fund | F1908
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2045 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%				8.81%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2050 Fund | Fidelity Freedom Index 2050 Fund - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.17%											8.60%				8.67%
Annual Return [Percent]				14.17%	19.91%	(18.24%)	15.92%	16.44%	26.11%	(7.25%)	20.54%	9.45%	(1.53%)
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2050 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2050 Fund/Investor
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2050 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate		12.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2050. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.19%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.09%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.18%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2050 Fund | After Taxes on Distributions | Fidelity Freedom Index 2050 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.55%											8.02%				7.76%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2050 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2050 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.69%											6.65%				6.79%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2050 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.10%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2050 Fund | F1909
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2050 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%				8.81%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2055 Fund | Fidelity Freedom Index 2055 Fund - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.16%											8.61%				8.66%
Annual Return [Percent]				14.16%	19.95%	(18.22%)	15.88%	16.48%	26.01%	(7.17%)	20.52%	9.44%	(1.59%)
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2055 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2055 Fund/Investor
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2055 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate		12.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2055. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.19%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.07%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.14%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2055 Fund | After Taxes on Distributions | Fidelity Freedom Index 2055 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.54%											8.04%				7.82%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2055 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2055 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.67%											6.66%				6.79%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2055 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.10%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2055 Fund | F1910
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2055 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%				8.81%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2060 Fund | Fidelity Freedom Index 2060 Fund - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.17%											8.60%				8.66%
Annual Return [Percent]				14.17%	19.91%	(18.20%)	15.88%	16.40%	26.10%	(7.20%)	20.58%	9.34%	(1.53%)
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2060 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2060 Fund/Investor
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2060 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate		11.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2060. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.22%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.06%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.20%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2060 Fund | After Taxes on Distributions | Fidelity Freedom Index 2060 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.58%											8.04%				7.94%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2060 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2060 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.69%											6.66%				6.83%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2060 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.10%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2060 Fund | F1067
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2060 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%				8.81%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2065 Fund | Fidelity Freedom Index 2065 Fund - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
Annual Return, Inception Date		Jun. 28, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.11%											8.59%		9.41%	[1]
Annual Return [Percent]				14.11%	19.93%	(18.22%)	15.88%	16.45%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2065 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2065 Fund/Investor
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2065 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate		9.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2065 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.20%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.11%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.17%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2065 Fund | After Taxes on Distributions | Fidelity Freedom Index 2065 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.57%											8.05%		8.78%	[1]
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2065 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2065 Fund - Investor Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.67%											6.65%		7.30%	[1]
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2065 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%		15.27%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2065 Fund | IXXK2
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2065 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%		9.58%
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2070 Fund | Fidelity Freedom Index 2070 Fund - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2070 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2070 Fund/Investor
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2070 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from June 28, 2024 to March 31, 2025, the fund's portfolio turnover rate was 9% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate		9.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index Income Fund | Fidelity Freedom Index Income Fund - Institutional Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.08%
Expense Example, with Redemption, 1 Year		$ 8
Expense Example, with Redemption, 3 Years		26
Expense Example, with Redemption, 5 Years		45
Expense Example, with Redemption, 10 Years		$ 103
Annual Return, Inception Date		Jun. 24, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.01%											2.47%				3.24%	[2]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index Income Fund | Fidelity Freedom Index Income Fund - Premier Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[3]	0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[3]	0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
Annual Return, Inception Date		Jun. 24, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.97%											2.14%	[4]
Annual Return [Percent]				5.01%	8.32%	(11.08%)	2.85%	8.59%	10.68%	(0.80%)	6.73%	3.80%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index Income Fund | Fidelity Freedom Index Income Fund - Premier II Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		23
Expense Example, with Redemption, 10 Years		$ 51
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.97%											2.14%	[5]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index Retirement Fund/Institutional Premium, Premier, Premier II
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index Retirement Fund seeks high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate		18.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to a stable asset allocation strategy. A revised asset allocation strategy (approximately 17% in U.S. equity funds, 11% in international equity funds, 2% in commodity funds, 37% in U.S. investment grade bond funds, 5% in international bond funds, 2% in long-term treasury bond funds, 21% in short-term inflation-protected bond funds, and 6% in short-term funds; allocations do not add to 100% due to rounding) is expected to take effect by the end of the first quarter of 2027. During the fourth quarter of 2025, Fidelity Management & Research Company LLC (FMR) (the Adviser) will begin transitioning the asset allocation percentages to achieve the desired allocations. The Adviser may modify the fund's asset allocations from time to time when in the interests of shareholders.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information. Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance One Year or Less [Text]		Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Premier Class. Premier II Class would have substantially similar annual returns to Premier Class because the classes are invested in the same portfolio of securities. Premier II Class's returns would differ from Premier Class's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.92%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.36%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(5.85%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index Income Fund | After Taxes on Distributions | Fidelity Freedom Index Income Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.74%											1.44%				2.16%	[2]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index Income Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index Income Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.03%											1.50%				2.12%	[2]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index Income Fund | F1898
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index Income Composite Index℠
Average Annual Return, Percent			5.00%											2.56%				3.34%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index Income Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)				1.44%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2010 Fund | Fidelity Freedom Index 2010 Fund - Institutional Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.08%
Expense Example, with Redemption, 1 Year		$ 8
Expense Example, with Redemption, 3 Years		26
Expense Example, with Redemption, 5 Years		45
Expense Example, with Redemption, 10 Years		$ 103
Annual Return, Inception Date		Jun. 24, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.83%											3.27%				4.29%	[6]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2010 Fund | Fidelity Freedom Index 2010 Fund - Premier Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[7]	0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[7]	0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
Annual Return, Inception Date		Jun. 24, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.79%											3.38%	[8]
Annual Return [Percent]				5.83%	9.88%	(12.99%)	5.14%	10.44%	14.40%	(2.31%)	10.73%	5.73%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2010 Fund | Fidelity Freedom Index 2010 Fund - Premier II Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		23
Expense Example, with Redemption, 10 Years		$ 51
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.79%											3.38%	[9]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2010 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2010 Fund/Institutional Premium, Premier, Premier II
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2010 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate		17.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2010. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information. Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance One Year or Less [Text]		Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Premier Class. Premier II Class would have substantially similar annual returns to Premier Class because the classes are invested in the same portfolio of securities. Premier II Class's returns would differ from Premier Class's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.79%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		8.06%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(7.64%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2010 Fund | After Taxes on Distributions | Fidelity Freedom Index 2010 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.12%											2.04%				2.85%	[6]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2010 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2010 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.83%											2.14%				2.96%	[6]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2010 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)				1.44%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2010 Fund | F1901
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2010 Composite Index℠
Average Annual Return, Percent			5.84%											3.36%				4.39%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2015 Fund | Fidelity Freedom Index 2015 Fund - Institutional Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.08%
Expense Example, with Redemption, 1 Year		$ 8
Expense Example, with Redemption, 3 Years		26
Expense Example, with Redemption, 5 Years		45
Expense Example, with Redemption, 10 Years		$ 103
Annual Return, Inception Date		Jun. 24, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.77%											3.92%				4.95%	[10]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2015 Fund | Fidelity Freedom Index 2015 Fund - Premier Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[11]	0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[11]	0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
Annual Return, Inception Date		Jun. 24, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.81%											4.33%	[12]
Annual Return [Percent]				6.77%	11.33%	(14.46%)	6.83%	11.60%	16.52%	(3.17%)	12.66%	6.46%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2015 Fund | Fidelity Freedom Index 2015 Fund - Premier II Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		23
Expense Example, with Redemption, 10 Years		$ 51
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.81%											4.33%	[13]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2015 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2015 Fund/Institutional Premium, Premier, Premier II
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2015 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2015. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information. Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance One Year or Less [Text]		Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Premier Class. Premier II Class would have substantially similar annual returns to Premier Class because the classes are invested in the same portfolio of securities. Premier II Class's returns would differ from Premier Class's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.54%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		9.70%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(9.05%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2015 Fund | After Taxes on Distributions | Fidelity Freedom Index 2015 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.07%											2.81%				3.59%	[10]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2015 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2015 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.48%											2.68%				3.51%	[10]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2015 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)				1.44%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2015 Fund | F1902
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2015 Composite Index℠
Average Annual Return, Percent			6.81%											4.01%				5.04%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2020 Fund | Fidelity Freedom Index 2020 Fund - Institutional Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.08%
Expense Example, with Redemption, 1 Year		$ 8
Expense Example, with Redemption, 3 Years		26
Expense Example, with Redemption, 5 Years		45
Expense Example, with Redemption, 10 Years		$ 103
Annual Return, Inception Date		Jun. 24, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.74%											4.54%				5.50%	[14]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2020 Fund | Fidelity Freedom Index 2020 Fund - Premier Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[15]	0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[15]	0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
Annual Return, Inception Date		Jun. 24, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.78%											5.23%	[16]
Annual Return [Percent]				7.74%	12.72%	(15.88%)	8.39%	12.74%	18.30%	(3.87%)	13.95%	7.07%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2020 Fund | Fidelity Freedom Index 2020 Fund - Premier II Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		23
Expense Example, with Redemption, 10 Years		$ 51
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.78%											5.23%	[17]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2020 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2020 Fund/Institutional Premium, Premier, Premier II
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2020 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate		13.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2020. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who retired in or within a few years of 2020 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information. Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance One Year or Less [Text]		Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Premier Class. Premier II Class would have substantially similar annual returns to Premier Class because the classes are invested in the same portfolio of securities. Premier II Class's returns would differ from Premier Class's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.33%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		11.18%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(10.44%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2020 Fund | After Taxes on Distributions | Fidelity Freedom Index 2020 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.91%											3.44%				4.20%	[14]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2020 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2020 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.22%											3.20%				3.99%	[14]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2020 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)				1.44%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2020 Fund | F1903
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2020 Composite Index℠
Average Annual Return, Percent			7.78%											4.64%				5.60%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2025 Fund | Fidelity Freedom Index 2025 Fund - Institutional Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.08%
Expense Example, with Redemption, 1 Year		$ 8
Expense Example, with Redemption, 3 Years		26
Expense Example, with Redemption, 5 Years		45
Expense Example, with Redemption, 10 Years		$ 103
Annual Return, Inception Date		Jun. 24, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.54%											5.14%				5.99%	[18]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2025 Fund | Fidelity Freedom Index 2025 Fund - Premier Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[19]	0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[19]	0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
Annual Return, Inception Date		Jun. 24, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.58%											6.06%	[20]
Annual Return [Percent]				8.54%	13.95%	(16.58%)	9.62%	13.58%	19.73%	(4.46%)	15.20%	7.53%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2025 Fund | Fidelity Freedom Index 2025 Fund - Premier II Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		23
Expense Example, with Redemption, 10 Years		$ 51
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.58%											6.06%	[21]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2025 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2025 Fund/Institutional Premium, Premier, Premier II
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2025 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2025. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information. Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance One Year or Less [Text]		Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Premier Class. Premier II Class would have substantially similar annual returns to Premier Class because the classes are invested in the same portfolio of securities. Premier II Class's returns would differ from Premier Class's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.18%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		12.44%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(11.59%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2025 Fund | After Taxes on Distributions | Fidelity Freedom Index 2025 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			7.39%											4.25%				4.88%	[18]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2025 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2025 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.37%											3.71%				4.42%	[18]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2025 Fund | F1904
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2025 Composite Index℠
Average Annual Return, Percent			8.64%											5.23%				6.10%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2025 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.39%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2030 Fund | Fidelity Freedom Index 2030 Fund - Institutional Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.08%
Expense Example, with Redemption, 1 Year		$ 8
Expense Example, with Redemption, 3 Years		26
Expense Example, with Redemption, 5 Years		45
Expense Example, with Redemption, 10 Years		$ 103
Annual Return, Inception Date		Jun. 24, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.56%											5.89%				6.78%	[22]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2030 Fund | Fidelity Freedom Index 2030 Fund - Premier Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[23]	0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[23]	0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
Annual Return, Inception Date		Jun. 24, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.59%											7.17%	[24]
Annual Return [Percent]				9.56%	15.16%	(16.83%)	10.94%	14.36%	22.18%	(5.43%)	18.03%	8.70%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2030 Fund | Fidelity Freedom Index 2030 Fund - Premier II Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		23
Expense Example, with Redemption, 10 Years		$ 51
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.59%											7.17%	[25]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2030 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2030 Fund/Institutional Premium, Premier, Premier II
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2030 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2030. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information. Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance One Year or Less [Text]		Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Premier Class. Premier II Class would have substantially similar annual returns to Premier Class because the classes are invested in the same portfolio of securities. Premier II Class's returns would differ from Premier Class's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.89%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		14.12%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(13.86%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2030 Fund | After Taxes on Distributions | Fidelity Freedom Index 2030 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			8.61%											5.07%				5.66%	[22]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2030 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2030 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.89%											4.34%				5.09%	[22]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2030 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.39%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2030 Fund | F1905
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2030 Composite Index℠
Average Annual Return, Percent			9.69%											6.00%				6.89%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2035 Fund | Fidelity Freedom Index 2035 Fund - Institutional Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.08%
Expense Example, with Redemption, 1 Year		$ 8
Expense Example, with Redemption, 3 Years		26
Expense Example, with Redemption, 5 Years		45
Expense Example, with Redemption, 10 Years		$ 103
Annual Return, Inception Date		Jun. 24, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.28%											7.19%				7.81%	[26]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2035 Fund | Fidelity Freedom Index 2035 Fund - Premier Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[27]	0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[27]	0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
Annual Return, Inception Date		Jun. 24, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.31%											9.13%	[28]
Annual Return [Percent]				11.28%	17.31%	(17.57%)	13.80%	15.56%	25.01%	(6.72%)	20.40%	9.46%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2035 Fund | Fidelity Freedom Index 2035 Fund - Premier II Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		23
Expense Example, with Redemption, 10 Years		$ 51
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.31%											9.13%	[29]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2035 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2035 Fund/Institutional Premium, Premier, Premier II
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2035 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2035. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information. Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance One Year or Less [Text]		Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Premier Class. Premier II Class would have substantially similar annual returns to Premier Class because the classes are invested in the same portfolio of securities. Premier II Class's returns would differ from Premier Class's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.47%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		16.69%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(17.34%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2035 Fund | After Taxes on Distributions | Fidelity Freedom Index 2035 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			10.41%											6.48%				6.78%	[26]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2035 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2035 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.93%											5.44%				5.99%	[26]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2035 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.39%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2035 Fund | F1906
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2035 Composite Index℠
Average Annual Return, Percent			11.42%											7.30%				7.92%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2040 Fund | Fidelity Freedom Index 2040 Fund - Institutional Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.08%
Expense Example, with Redemption, 1 Year		$ 8
Expense Example, with Redemption, 3 Years		26
Expense Example, with Redemption, 5 Years		45
Expense Example, with Redemption, 10 Years		$ 103
Annual Return, Inception Date		Jun. 24, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.38%											8.40%				8.51%	[30]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2040 Fund | Fidelity Freedom Index 2040 Fund - Premier Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[31]	0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[31]	0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
Annual Return, Inception Date		Jun. 24, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.42%											10.77%	[32]
Annual Return [Percent]				13.38%	19.44%	(18.17%)	15.97%	16.49%	26.11%	(7.16%)	20.56%	9.53%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2040 Fund | Fidelity Freedom Index 2040 Fund - Premier II Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		23
Expense Example, with Redemption, 10 Years		$ 51
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.42%											10.77%	[33]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2040 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2040 Fund/Institutional Premium, Premier, Premier II
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2040 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate		13.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2040. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information. Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance One Year or Less [Text]		Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Premier Class. Premier II Class would have substantially similar annual returns to Premier Class because the classes are invested in the same portfolio of securities. Premier II Class's returns would differ from Premier Class's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.04%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.01%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.11%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2040 Fund | After Taxes on Distributions | Fidelity Freedom Index 2040 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.66%											7.76%				7.47%	[30]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2040 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2040 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.21%											6.46%				6.59%	[30]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2040 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.39%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2040 Fund | F1907
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2040 Composite Index℠
Average Annual Return, Percent			13.58%											8.52%				8.62%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2045 Fund | Fidelity Freedom Index 2045 Fund - Institutional Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.08%
Expense Example, with Redemption, 1 Year		$ 8
Expense Example, with Redemption, 3 Years		26
Expense Example, with Redemption, 5 Years		45
Expense Example, with Redemption, 10 Years		$ 103
Annual Return, Inception Date		Jun. 24, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.20%											8.65%				8.64%	[34]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2045 Fund | Fidelity Freedom Index 2045 Fund - Premier Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[35]	0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[35]	0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
Annual Return, Inception Date		Jun. 24, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.23%											11.04%	[36]
Annual Return [Percent]				14.20%	19.95%	(18.20%)	15.97%	16.50%	26.09%	(7.16%)	20.56%	9.54%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2045 Fund | Fidelity Freedom Index 2045 Fund - Premier II Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		23
Expense Example, with Redemption, 10 Years		$ 51
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.23%											11.04%	[37]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2045 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2045 Fund/Institutional Premium, Premier, Premier II
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2045 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate		13.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2045. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information. Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance One Year or Less [Text]		Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Premier Class. Premier II Class would have substantially similar annual returns to Premier Class because the classes are invested in the same portfolio of securities. Premier II Class's returns would differ from Premier Class's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.15%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.06%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.11%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2045 Fund | After Taxes on Distributions | Fidelity Freedom Index 2045 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.57%											8.04%				7.68%	[34]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2045 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2045 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.71%											6.68%				6.72%	[34]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2045 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.39%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2045 Fund | F1908
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2045 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%				8.76%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2050 Fund | Fidelity Freedom Index 2050 Fund - Institutional Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.08%
Expense Example, with Redemption, 1 Year		$ 8
Expense Example, with Redemption, 3 Years		26
Expense Example, with Redemption, 5 Years		45
Expense Example, with Redemption, 10 Years		$ 103
Annual Return, Inception Date		Jun. 24, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.22%											8.66%				8.64%	[38]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2050 Fund | Fidelity Freedom Index 2050 Fund - Premier Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[39]	0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[39]	0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
Annual Return, Inception Date		Jun. 24, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.21%											11.04%	[40]
Annual Return [Percent]				14.22%	19.97%	(18.22%)	15.98%	16.53%	26.09%	(7.15%)	20.60%	9.45%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2050 Fund | Fidelity Freedom Index 2050 Fund - Premier II Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		23
Expense Example, with Redemption, 10 Years		$ 51
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.21%											11.04%	[41]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2050 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2050 Fund/Institutional Premium, Premier, Premier II
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2050 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate		12.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2050. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information. Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance One Year or Less [Text]		Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Premier Class. Premier II Class would have substantially similar annual returns to Premier Class because the classes are invested in the same portfolio of securities. Premier II Class's returns would differ from Premier Class's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.19%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.10%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.14%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2050 Fund | After Taxes on Distributions | Fidelity Freedom Index 2050 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.59%											8.05%				7.67%	[38]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2050 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2050 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.72%											6.68%				6.72%	[38]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2050 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.39%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2050 Fund | F1909
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2050 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%				8.76%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2055 Fund | Fidelity Freedom Index 2055 Fund - Institutional Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.08%
Expense Example, with Redemption, 1 Year		$ 8
Expense Example, with Redemption, 3 Years		26
Expense Example, with Redemption, 5 Years		45
Expense Example, with Redemption, 10 Years		$ 103
Annual Return, Inception Date		Jun. 24, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.20%											8.64%				8.64%	[42]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2055 Fund | Fidelity Freedom Index 2055 Fund - Premier Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[43]	0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[43]	0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
Annual Return, Inception Date		Jun. 24, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.23%											11.04%	[44]
Annual Return [Percent]				14.20%	19.93%	(18.18%)	15.92%	16.51%	26.08%	(7.12%)	20.57%	9.52%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2055 Fund | Fidelity Freedom Index 2055 Fund - Premier II Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		23
Expense Example, with Redemption, 10 Years		$ 51
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.23%											11.04%	[45]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2055 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2055 Fund/Institutional Premium, Premier, Premier II
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2055 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate		12.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2055. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information. Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance One Year or Less [Text]		Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Premier Class. Premier II Class would have substantially similar annual returns to Premier Class because the classes are invested in the same portfolio of securities. Premier II Class's returns would differ from Premier Class's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.14%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		17.99%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.11%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2055 Fund | After Taxes on Distributions | Fidelity Freedom Index 2055 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.58%											8.05%				7.75%	[42]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2055 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2055 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.71%											6.68%				6.73%	[42]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2055 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.39%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2055 Fund | F1910
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2055 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%				8.76%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2060 Fund | Fidelity Freedom Index 2060 Fund - Institutional Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.08%
Expense Example, with Redemption, 1 Year		$ 8
Expense Example, with Redemption, 3 Years		26
Expense Example, with Redemption, 5 Years		45
Expense Example, with Redemption, 10 Years		$ 103
Annual Return, Inception Date		Jun. 24, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.22%											8.64%				8.64%	[46]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2060 Fund | Fidelity Freedom Index 2060 Fund - Premier Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[47]	0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[47]	0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
Annual Return, Inception Date		Jun. 24, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.25%											11.04%	[48]
Annual Return [Percent]				14.22%	19.97%	(18.22%)	15.98%	16.45%	26.21%	(7.17%)	20.63%	9.49%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2060 Fund | Fidelity Freedom Index 2060 Fund - Premier II Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		23
Expense Example, with Redemption, 10 Years		$ 51
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.25%											11.04%	[49]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2060 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2060 Fund/Institutional Premium, Premier, Premier II
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2060 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate		11.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2060. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information. Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance One Year or Less [Text]		Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Premier Class. Premier II Class would have substantially similar annual returns to Premier Class because the classes are invested in the same portfolio of securities. Premier II Class's returns would differ from Premier Class's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.17%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.07%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.18%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2060 Fund | After Taxes on Distributions | Fidelity Freedom Index 2060 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.60%											8.06%				7.86%	[46]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2060 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2060 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.70%											6.68%				6.77%	[46]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2060 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%				13.39%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2060 Fund | F1067
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2060 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%				8.76%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2065 Fund | Fidelity Freedom Index 2065 Fund - Institutional Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.08%
Expense Example, with Redemption, 1 Year		$ 8
Expense Example, with Redemption, 3 Years		26
Expense Example, with Redemption, 5 Years		45
Expense Example, with Redemption, 10 Years		$ 103
Annual Return, Inception Date		Jun. 28, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.24%											8.64%		9.45%	[50]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2065 Fund | Fidelity Freedom Index 2065 Fund - Premier Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	[51]	0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[51]	0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
Annual Return, Inception Date		Jun. 24, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.27%											11.04%	[52]
Annual Return [Percent]				14.24%	19.88%	(18.18%)	15.96%	16.49%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2065 Fund | Fidelity Freedom Index 2065 Fund - Premier II Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		23
Expense Example, with Redemption, 10 Years		$ 51
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.27%											11.04%	[53]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2065 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2065 Fund/Institutional Premium, Premier, Premier II
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2065 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate		9.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2065 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information. Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance One Year or Less [Text]		Performance history will be available for Premier II Class after Premier II Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Premier Class. Premier II Class would have substantially similar annual returns to Premier Class because the classes are invested in the same portfolio of securities. Premier II Class's returns would differ from Premier Class's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.20%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.12%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.17%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2065 Fund | After Taxes on Distributions | Fidelity Freedom Index 2065 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.67%											8.07%		8.80%	[50]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2065 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2065 Fund - Institutional Premium Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.74%											6.68%		7.33%	[50]
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2065 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%		15.27%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2065 Fund | IXXK2
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Index 2065 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%		9.58%
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2070 Fund | Fidelity Freedom Index 2070 Fund - Institutional Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.08%
Expense Example, with Redemption, 1 Year		$ 8
Expense Example, with Redemption, 3 Years		26
Expense Example, with Redemption, 5 Years		45
Expense Example, with Redemption, 10 Years		$ 103
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2070 Fund | Fidelity Freedom Index 2070 Fund - Premier Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		16
Expense Example, with Redemption, 5 Years		28
Expense Example, with Redemption, 10 Years		$ 64
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2070 Fund | Fidelity Freedom Index 2070 Fund - Premier II Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		23
Expense Example, with Redemption, 10 Years		$ 51
FidelityFreedomIndexFunds-InstPremiumPremierPremierIIComboPRO | Fidelity Freedom Index 2070 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Index 2070 Fund/Institutional Premium, Premier, Premier II
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Index 2070 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from June 28, 2024 to March 31, 2025, the fund's portfolio turnover rate was 9% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate		9.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Retirement Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the asset allocation percentages to achieve the desired allocations. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom® Index Retirement Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Document Type		497
Registrant Name		Fidelity Aberdeen Street Trust

[1]	AFrom June 28, 2019.
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[3]	AAdjusted to reflect current fees.
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[26]	AFrom June 24, 2015.
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[28]	BFrom June 24, 2020.
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[42]	AFrom June 24, 2015.
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[46]	AFrom June 24, 2015.
[47]	AAdjusted to reflect current fees.
[48]	BFrom June 24, 2020.
[49]	CFrom June 24, 2020.
[50]	AFrom June 28, 2019.
[51]	AAdjusted to reflect current fees.
[52]	BFrom June 24, 2020.
[53]	CFrom June 24, 2020.